Net finance expense (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2018	2017	2016
Interest income	4,106	655	217
Foreign exchange gains	10,917	6,611	6,638
Finance income	15,023	7,266	6,855

Interest expense on financial liabilities measured at amortized cost	(67,956)	(38,391)	(39,007)
Fair value adjustment on interest rate swaps	(2,790)	—	—
Other financial charges	(6,802)	(5,819)	(4,577)
Foreign exchange losses	(11,864)	(6,519)	(8,111)
Finance expense	(89,412)	(50,729)	(51,695)

Net finance expense recognized in profit or loss	(74,389)	(43,463)	(44,840)

Disclosure of finance income and expenses not at fair value through profit or loss
The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2018	2017	2016
Total interest income on financial assets	4,106	655	217
Total interest expense on financial liabilities	(67,956)	(38,391)	(39,007)
Total other financial charges	(6,802)	(5,819)	(4,577)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2018	2017	2016
Foreign currency translation differences for foreign operations	(157)	448	170
Cash flow hedges - effective portion of changes in fair value	(2,698)	—	—
Net finance expense recognized directly in equity	(2,855)	448	170
Attributable to:
Owners of the Company	(2,855)	448	170
Net finance expense recognized directly in equity	(2,855)	448	170
Recognized in:
Translation reserve	(157)	448	170
Hedging reserve	(2,698)	—	—